Share-Based Payment Arrangements - Schedule of Assumptions were Used (Details) - $ / shares		12 Months Ended
	Jul. 02, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assumptions were Used [Line Items]
Share Price - USD (in Dollars per share)		$ 0.036
Exercise price - USD (in Dollars per share)	$ 7.2	$ 0.037
Expected volatility (%)		95.93%
Dividend yield (%)
Risk free rate interest rate (%)		3.88%
Bottom of Range [Member]
Schedule of Assumptions were Used [Line Items]
Share Price - USD (in Dollars per share)			$ 0.16
Exercise price - USD (in Dollars per share)			$ 0.19
Expected volatility (%)			93.54%
Expected duration (years)		2	2
Risk free rate interest rate (%)			3.56%
Top of Range [Member]
Schedule of Assumptions were Used [Line Items]
Share Price - USD (in Dollars per share)			$ 0.226
Exercise price - USD (in Dollars per share)			$ 0.2
Expected volatility (%)			96.04%
Expected duration (years)		2.8	5
Risk free rate interest rate (%)			4.31%